Subsequent Events (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 18, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Subscriptions		$ 3,643,310	$ 7,581,944	$ 7,363,758
Redemptions		$ 28,856,457	$ 29,042,462	$ 40,393,550
Subsequent Event [Member]
Subsequent Event [Line Items]
Subscriptions	$ 263,681
Redemptions	$ 3,826,148